SEPARATE ACCOUNT NO. 45

FSA-1	#426528

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account No. 45

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 45 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 45 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/JANUS ENTERPRISE(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/BALANCED STRATEGY(2)	EQ/MID CAP INDEX(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/COMMON STOCK INDEX(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MONEY MARKET(1)
EQ/CORE BOND INDEX(1)	EQ/QUALITY BOND PLUS(1)
EQ/EQUITY 500 INDEX(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

(1)   Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)   Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period June 18, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 since 1995.

FSA-3

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,512,219	$24,598,752	$3,665,939	$1,827,904	$6,468,040	$8,601,538
Receivable for shares of the Portfolios sold	427	—	282	224	543	—
Receivable for policy-related transactions	—	11,865	—	—	—	653

Total assets	3,512,646	24,610,617	3,666,221	1,828,128	6,468,583	8,602,191

Liabilities:
Payable for shares of the Portfolios purchased	—	11,865	—	—	—	653
Payable for policy-related transactions	427	—	282	224	543	—

Total liabilities	427	11,865	282	224	543	653

Net Assets	$3,512,219	$24,598,752	$3,665,939	$1,827,904	$6,468,040	$8,601,538

Net Assets:
Accumulation unit values	$3,506,965	$24,540,648	$3,665,697	$1,796,290	$6,425,466	$8,567,435
Retained by Equitable Financial in Separate Account No. 45	5,254	58,104	242	31,614	42,574	34,103

Total Net Assets	$3,512,219	$24,598,752	$3,665,939	$1,827,904	$6,468,040	$8,601,538

Investments in shares of the Portfolios, at cost	$3,749,958	$23,703,934	$3,407,148	$1,875,093	$7,106,698	$10,360,306

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$9,960,572	$35,774,883	$14,412,551	$4,447,105	$16,759,250	$3,103,149
Receivable for shares of the Portfolios sold	70,423	33,665	555	171	1,084	3,291

Total assets	10,030,995	35,808,548	14,413,106	4,447,276	16,760,334	3,106,440

Liabilities:
Payable for policy-related transactions	70,423	33,665	555	171	1,084	3,291

Total liabilities	70,423	33,665	555	171	1,084	3,291

Net Assets	$9,960,572	$35,774,883	$14,412,551	$4,447,105	$16,759,250	$3,103,149

Net Assets:
Accumulation unit values	$9,957,809	$35,738,067	$14,385,584	$4,445,948	$16,758,234	$3,102,272
Retained by Equitable Financial in Separate Account No. 45	2,763	36,816	26,967	1,157	1,016	877

Total Net Assets	$9,960,572	$35,774,883	$14,412,551	$4,447,105	$16,759,250	$3,103,149

Investments in shares of the Portfolios, at cost	$10,240,144	$49,209,868	$18,251,805	$5,575,389	$20,908,229	$3,419,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$162,942,486	$25,038,004	$25,279,698	$37,287,985	$72,487,659	$1,483,335
Receivable for shares of the Portfolios sold	132,965	1,313	9,530	11,437	121,847	58

Total assets	163,075,451	25,039,317	25,289,228	37,299,422	72,609,506	1,483,393

Liabilities:
Payable for policy-related transactions	132,965	1,313	9,530	11,437	121,847	58

Total liabilities	132,965	1,313	9,530	11,437	121847	58

Net Assets	$162,942,486	$25,038,004	$25,279,698	$37,287,985	$72,487,659	$1,483,335

Net Assets:
Accumulation unit values	$162,858,202	$25,028,434	$25,269,767	$37,259,464	72,368,563	$1,482,812
Retained by Equitable Financial in Separate Account No. 45	84,284	9,570	9,931	28,521	119,096	523

Total Net Assets	$162,942,486	$25,038,004	$25,279,698	$37,287,985	$72,487,659	$1,483,335

Investments in shares of the Portfolios, at cost	$122,934,695	$30,053,727	$31,588,303	$41,606,098	$49,175,311	$1,868,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$26,733,265	$15,055,197	$13,120,638	$29,968,610	$12,826,377	$9,185,150
Receivable for shares of the Portfolios sold	8,007	2,539	2,640	22,800	—	11,437
Receivable for policy-related transactions	—	—	—	—	44,559	—

Total assets	26,741,272	15,057,736	13,123,278	29,991,410	12,870,936	9,196,587

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	44,559	—
Payable for policy-related transactions	8,007	2,539	2,640	22,800	—	11,437

Total liabilities	8,007	2,539	2,640	22,800	44,559	11,437

Net Assets	$26,733,265	$15,055,197	$13,120,638	$29,968,610	$12,826,377	$9,185,150

Net Assets:
Accumulation unit values	$26,701,862	$15,036,758	$13,102,875	$29,951,164	$12,786,280	$9,174,994
Retained by Equitable Financial in Separate Account No. 45	31,403	18,439	17,763	17,446	40,097	10,156

Total Net Assets	$26,733,265	$15,055,197	$13,120,638	$29,968,610	$12,826,377	$9,185,150

Investments in shares of the Portfolios, at cost	$30,592,555	$16,470,336	$13,736,325	$30,111,850	$13,319,966	$9,944,911

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$39,137,745	$47,818,993	$111,160,604	$10,087,158	$158,859,589	$24,463,226
Receivable for shares of the Portfolios sold	36,580	81,135	179,510	10,779	95,194	36,434

Total assets	39,174,325	47,900,128	111,340,114	10,097,937	158,954,783	24,499,660

Liabilities:
Payable for policy-related transactions	36,580	81,135	179,510	10,779	95,194	36,434

Total liabilities	36,580	81,135	179,510	10,779	95,194	36,434

Net Assets	$39,137,745	$47,818,993	$111,160,604	$10,087,158	$158,859,589	$24,463,226

Net Assets:
Accumulation unit values	$39,042,441	$47,712,949	$111,086,023	$10,079,918	$158,808,218	$24,436,706
Retained by Equitable Financial in Separate Account No. 45	95,304	106,044	74,581	7,240	51,371	26,520

Total Net Assets	$39,137,745	$47,818,993	$111,160,604	$10,087,158	$158,859,589	$24,463,226

Investments in shares of the Portfolios, at cost	$43,162,155	$47,857,149	$148,011,908	$9,856,610	$151,105,476	$25,701,189

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$41,917,804	$102,643,304	$53,112,480	$26,769,961	$18,304,182	$12,437,359
Receivable for shares of the Portfolios sold	7,565	59,672	2,968	—	3,991	23,853
Receivable for policy-related transactions	—	—	—	183,279	—	—

Total assets	41,925,369	102,702,976	53,115,448	26,953,240	18,308,173	12,461,212

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	183,279	—	—
Payable for policy-related transactions	7,565	59,672	2,968	—	3,991	23,853

Total liabilities	7,565	59,672	2,968	183,279	3,991	23,853

Net Assets	$41,917,804	$102,643,304	$53,112,480	$26,769,961	$18,304,182	$12,437,359

Net Assets:
Accumulation unit values	$41,874,644	$102,566,771	$53,096,617	$26,753,121	$18,282,497	$12,424,588
Retained by Equitable Financial in Separate Account No. 45	43,160	76,533	15,863	16,840	21,685	12,771

Total Net Assets	$41,917,804	$102,643,304	$53,112,480	$26,769,961	$18,304,182	$12,437,359

Investments in shares of the Portfolios, at cost	$41,666,328	$128,521,760	$68,028,644	$26,770,552	$20,793,787	$14,028,218

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$24,407,309
Receivable for shares of the Portfolios sold	125,123

Total assets	24,532,432

Liabilities:
Payable for policy-related transactions	125,123

Total liabilities	125,123

Net Assets	$24,407,309

Net Assets:
Accumulation unit values	$24,364,240
Retained by Equitable Financial in Separate Account No. 45	43,069

Total Net Assets	$24,407,309

Investments in shares of the Portfolios, at cost	$33,937,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	302,861

1290 VT GAMCO SMALL COMPANY VALUE	IB	394,642

1290 VT SMARTBETA EQUITY ESG	IB	243,160

1290 VT SOCIALLY RESPONSIBLE	IB	115,371

EQ/400 MANAGED VOLATILITY	IB	318,003

EQ/2000 MANAGED VOLATILITY	IB	510,216

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	1,040,459

EQ/AB SMALL CAP GROWTH	IA	85,269

EQ/AB SMALL CAP GROWTH	IB	2,804,079

EQ/AGGRESSIVE ALLOCATION	B	1,657,194

EQ/AGGRESSIVE GROWTH STRATEGY	IB	314,325

EQ/BALANCED STRATEGY	IB	1,192,995

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	382,137

EQ/COMMON STOCK INDEX	IA	618,276

EQ/COMMON STOCK INDEX	IB	3,906,294

EQ/CONSERVATIVE ALLOCATION	B	3,200,783

EQ/CONSERVATIVE-PLUS ALLOCATION	B	3,271,691

EQ/CORE BOND INDEX	IB	4,139,528

EQ/EQUITY 500 INDEX	IB	1,281,328

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	115,989

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,921,391

EQ/INTERMEDIATE GOVERNMENT BOND	IA	37,495

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,573,835

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	1,354,871

EQ/INTERNATIONAL EQUITY INDEX	IA	338,233

EQ/INTERNATIONAL EQUITY INDEX	IB	2,948,924

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1,096,580

EQ/JANUS ENTERPRISE	IB	500,803

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,123,194

EQ/LARGE CAP GROWTH INDEX	IB	3,050,209

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	4,829,733

EQ/LARGE CAP VALUE INDEX	IB	1,074,591

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	571,182

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8,948,877

EQ/MID CAP INDEX	IB	1,772,652

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2,781,048

EQ/MODERATE ALLOCATION	A	1,028,271

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	8,317,120

EQ/MODERATE-PLUS ALLOCATION	B	6,270,392

EQ/MONEY MARKET	IA	2,914,677

EQ/MONEY MARKET	IB	23,847,875

EQ/QUALITY BOND PLUS	IB	2,429,448

EQ/SMALL COMPANY INDEX	IB	1,256,723

MULTIMANAGER TECHNOLOGY	IB	1,068,956

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$18.69	—

1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	IB	$16.65	48

1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.06	66

1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.50	88

1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.36	15

1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.09	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	IB	$94.62	65

1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$88.25	96

1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$82.29	88

1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$80.87	33

1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$78.09	1

1290 VT SMARTBETA EQUITY ESG	1.15%	IB	$12.21	71

1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$12.15	103

1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$12.08	91

1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$12.07	37

1290 VT SOCIALLY RESPONSIBLE	1.15%	IB	$24.86	7

1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$23.71	25

1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$22.61	34

1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$22.35	12

EQ/400 MANAGED VOLATILITY	1.15%	IB	$19.17	58

EQ/400 MANAGED VOLATILITY	1.35%	IB	$18.80	94

EQ/400 MANAGED VOLATILITY	1.55%	IB	$18.44	133

EQ/400 MANAGED VOLATILITY	1.60%	IB	$18.35	57

EQ/400 MANAGED VOLATILITY	1.70%	IB	$18.17	3

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$17.99	—

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/2000 MANAGED VOLATILITY	1.15%	IB	$16.89	111

EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.56	201

EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.24	136

EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.16	69

EQ/2000 MANAGED VOLATILITY	1.70%	IB	$16.00	2

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	IB	$9.05	297

EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$8.88	321

EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$8.71	370

EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$8.66	126

EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$8.58	12

EQ/AB SMALL CAP GROWTH	1.15%	IA	$53.12	23

EQ/AB SMALL CAP GROWTH	1.15%	IB	$51.27	131

EQ/AB SMALL CAP GROWTH	1.35%	IB	$48.67	204

EQ/AB SMALL CAP GROWTH	1.55%	IB	$46.20	302

EQ/AB SMALL CAP GROWTH	1.60%	IB	$45.60	86

EQ/AB SMALL CAP GROWTH	1.70%	IB	$44.43	1

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$22.83	186

EQ/AGGRESSIVE ALLOCATION	1.35%	B	$21.97	158

EQ/AGGRESSIVE ALLOCATION	1.55%	B	$21.15	240

EQ/AGGRESSIVE ALLOCATION	1.60%	B	$20.94	72

EQ/AGGRESSIVE ALLOCATION	1.70%	B	$22.75	4

EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$11.28	78

EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$11.22	166

EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$11.16	108

EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$11.14	44

EQ/BALANCED STRATEGY	1.15%	IB	$8.52	405

EQ/BALANCED STRATEGY	1.35%	IB	$8.50	678

EQ/BALANCED STRATEGY	1.55%	IB	$8.47	657

EQ/BALANCED STRATEGY	1.60%	IB	$8.46	234

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	IB	$22.85	31

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$22.11	63

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$21.39	31

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$21.21	16

EQ/COMMON STOCK INDEX	1.15%	IA	$727.99	31

EQ/COMMON STOCK INDEX	1.15%	IB	$700.69	57

EQ/COMMON STOCK INDEX	1.35%	IB	$637.17	97

EQ/COMMON STOCK INDEX	1.55%	IB	$579.32	43

EQ/COMMON STOCK INDEX	1.60%	IB	$565.69	24

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/COMMON STOCK INDEX	1.70%	IB	$539.40	—

EQ/CONSERVATIVE ALLOCATION	1.15%	B	$12.89	544

EQ/CONSERVATIVE ALLOCATION	1.35%	B	$12.41	543

EQ/CONSERVATIVE ALLOCATION	1.55%	B	$11.94	659

EQ/CONSERVATIVE ALLOCATION	1.60%	B	$11.83	288

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.17	628

EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$14.60	461

EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.05	440

EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$13.92	203

EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$14.52	—

EQ/CORE BOND INDEX	0.50%	IB	$16.56	—

EQ/CORE BOND INDEX	1.15%	IB	$14.06	584

EQ/CORE BOND INDEX	1.35%	IB	$13.36	812

EQ/CORE BOND INDEX	1.55%	IB	$12.70	1,042

EQ/CORE BOND INDEX	1.60%	IB	$12.54	390

EQ/CORE BOND INDEX	1.70%	IB	$12.23	5

EQ/EQUITY 500 INDEX	1.15%	IB	$87.09	167

EQ/EQUITY 500 INDEX	1.35%	IB	$82.15	380

EQ/EQUITY 500 INDEX	1.55%	IB	$77.48	257

EQ/EQUITY 500 INDEX	1.60%	IB	$76.35	87

EQ/EQUITY 500 INDEX	1.70%	IB	$74.15	1

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	IB	$20.44	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$19.78	29

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$19.14	13

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$18.98	19

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$18.67	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$35.76	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$30.28	168

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.76	383

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.32	272

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$26.97	117

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.29	1

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IA	$20.24	17

EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$24.02	—

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IB	$19.51	78

EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$18.29	194

EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$17.15	290

EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$16.88	269

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$16.34	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$18.51	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	IB	$15.85	214

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.11	272

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.40	297

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.23	92

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IA	$17.94	175

EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$20.71	1

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IB	$17.27	231

EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.32	657

EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.43	553

EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.21	230

EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$14.79	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	IB	$22.47	120

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$21.34	232

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$20.25	182

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$19.99	74

EQ/JANUS ENTERPRISE	1.15%	IB	$36.93	51

EQ/JANUS ENTERPRISE	1.35%	IB	$35.63	97

EQ/JANUS ENTERPRISE	1.55%	IB	$34.37	88

EQ/JANUS ENTERPRISE	1.60%	IB	$34.07	23

EQ/JANUS ENTERPRISE	1.70%	IB	$33.46	1

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$31.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	IB	$26.80	322

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$25.53	602

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$24.32	451

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$24.02	166

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$23.45	2

EQ/LARGE CAP GROWTH INDEX	1.15%	IB	$27.63	216

EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$26.33	697

EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$25.10	634

EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$24.80	299

EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$24.21	4

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	IB	$48.72	620

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$46.25	954

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$43.90	574

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$43.33	265

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$42.22	2

The accompanying notes are an integral part of these financial statements.

FSA-15

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE INDEX	1.15%	IB	$15.02	146

EQ/LARGE CAP VALUE INDEX	1.35%	IB	$14.72	230

EQ/LARGE CAP VALUE INDEX	1.55%	IB	$14.01	251

EQ/LARGE CAP VALUE INDEX	1.60%	IB	$13.88	69

EQ/LARGE CAP VALUE INDEX	1.70%	IB	$13.64	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IA	$16.09	594

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$35.67	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$15.88	1,785

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$28.78	1,952

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$27.36	1,621

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$27.01	743

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$26.34	11

EQ/MID CAP INDEX	0.50%	IB	$34.94	—

EQ/MID CAP INDEX	1.15%	IB	$30.18	156

EQ/MID CAP INDEX	1.35%	IB	$28.85	252

EQ/MID CAP INDEX	1.55%	IB	$27.57	337

EQ/MID CAP INDEX	1.60%	IB	$27.26	114

EQ/MID CAP INDEX	1.70%	IB	$26.65	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	IB	$37.30	247

EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$35.41	324

EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$33.61	459

EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$33.17	168

EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$32.32	6

EQ/MODERATE ALLOCATION	1.15%	A	$76.56	149

EQ/MODERATE ALLOCATION	0.50%	B	$91.39	—

EQ/MODERATE ALLOCATION	1.15%	B	$71.74	227

EQ/MODERATE ALLOCATION	1.35%	B	$66.57	493

EQ/MODERATE ALLOCATION	1.55%	B	$61.76	474

EQ/MODERATE ALLOCATION	1.60%	B	$60.61	210

EQ/MODERATE ALLOCATION	1.70%	B	$58.38	1

EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.94	637

EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$19.19	861

EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.47	922

EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.29	370

EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.82	4

EQ/MONEY MARKET	1.15%	IA	$29.74	98

EQ/MONEY MARKET	0.00%	IB	$46.54	11

EQ/MONEY MARKET	0.50%	IB	$37.81	—

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MONEY MARKET	1.15%	IB	$28.82	183

EQ/MONEY MARKET	1.35%	IB	$26.50	323

EQ/MONEY MARKET	1.55%	IB	$24.36	249

EQ/MONEY MARKET	1.60%	IB	$23.85	141

EQ/MONEY MARKET	1.70%	IB	$22.87	2

EQ/QUALITY BOND PLUS	0.50%	IB	$19.73	—

EQ/QUALITY BOND PLUS	1.15%	IB	$16.29	204

EQ/QUALITY BOND PLUS	1.35%	IB	$15.35	377

EQ/QUALITY BOND PLUS	1.55%	IB	$14.47	437

EQ/QUALITY BOND PLUS	1.60%	IB	$14.25	196

EQ/QUALITY BOND PLUS	1.70%	IB	$13.84	4

EQ/SMALL COMPANY INDEX	1.15%	IB	$38.28	67

EQ/SMALL COMPANY INDEX	1.35%	IB	$36.39	144

EQ/SMALL COMPANY INDEX	1.55%	IB	$34.59	101

EQ/SMALL COMPANY INDEX	1.60%	IB	$34.15	32

EQ/SMALL COMPANY INDEX	1.70%	IB	$33.30	1

MULTIMANAGER TECHNOLOGY	0.50%	IB	$52.24	—

MULTIMANAGER TECHNOLOGY	1.15%	IB	$45.52	86

MULTIMANAGER TECHNOLOGY	1.35%	IB	$43.63	145

MULTIMANAGER TECHNOLOGY	1.55%	IB	$41.81	270

MULTIMANAGER TECHNOLOGY	1.60%	IB	$41.36	69

MULTIMANAGER TECHNOLOGY	1.70%	IB	$40.49	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a “-”.

FSA-17

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,837	$134,463	$46,007	$12,764	$52,236	$69,442
Expenses:
Asset-based charges	50,934	380,837	56,306	39,822	103,834	135,585

Net Investment Income (Loss)	(39,097)	(246,374)	(10,299)	(27,058)	(51,598)	(66,143)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,478)	1,081,600	92,187	198,224	61,216	3,665
Net realized gain distribution from the Portfolios	111,322	1,230,632	58,284	11,464	173,838	172,751

Net realized gain (loss)	72,844	2,312,232	150,471	209,688	235,054	176,416

Net change in unrealized appreciation (depreciation) of investments	(317,485)	(5,939,367)	(885,761)	(1,057,708)	(1,631,914)	(2,892,461)

Net Realized and Unrealized Gain (Loss) on Investments	(244,641)	(3,627,135)	(735,290)	(848,020)	(1,396,860)	(2,716,045)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(283,738)	$(3,873,509)	$(745,589)	$(875,078)	$(1,448,458)	$(2,782,188)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$52,879	$59,288	$135,143	$38,871	$168,549	$12,327
Expenses:
Asset-based charges	140,348	588,492	219,343	71,351	263,436	57,569

Net Investment Income (Loss)	(87,469)	(529,204)	(84,200)	(32,480)	(94,887)	(45,242)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(55,640)	(1,331,206)	(188,784)	(385,770)	(550,363)	331,992
Net realized gain distribution from the Portfolios	—	1,704,199	2,021,970	372,823	824,393	9,835

Net realized gain (loss)	(55,640)	372,993	1,833,186	(12,947)	274,030	341,827

Net change in unrealized appreciation (depreciation) of investments	(184,821)	(16,069,684)	(5,425,311)	(1,145,821)	(3,802,191)	(1,942,265)

Net Realized and Unrealized Gain (Loss) on Investments	(240,461)	(15,696,691)	(3,592,125)	(1,158,768)	(3,528,161)	(1,600,438)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(327,930)	$(16,225,895)	$(3,676,325)	$(1,191,248)	$(3,623,048)	$(1,645,680)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,386,486	$382,078	$342,830	$633,332	$830,233	$6,946
Expenses:
Asset-based charges	2,465,771	390,815	399,484	578,463	1,165,213	21,619

Net Investment Income (Loss)	(1,079,285)	(8,737)	(56,654)	54,869	(334,980)	(14,673)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,671,602	(675,477)	(960,523)	(421,636)	7,291,768	(126,300)
Net realized gain distribution from the Portfolios	9,649,049	981,969	1,895,679	103,523	1,166,425	47,898

Net realized gain (loss)	20,320,651	306,492	935,156	(318,113)	8,458,193	(78,402)

Net change in unrealized appreciation (depreciation) of investments	(64,591,770)	(4,684,075)	(6,367,547)	(4,245,811)	(27,708,031)	(230,683)

Net Realized and Unrealized Gain (Loss) on Investments	(44,271,119)	(4,377,583)	(5,432,391)	(4,563,924)	(19,249,838)	(309,085)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,350,404)	$(4,386,320)	$(5,489,045)	$(4,509,055)	$(19,584,818)	$(323,758)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$99,797	$149,075	$168,221	$760,703	$207,590	$—
Expenses:
Asset-based charges	415,980	236,295	195,530	434,997	189,355	144,439

Net Investment Income (Loss)	(316,183)	(87,220)	(27,309)	325,706	18,235	(144,439)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	383,604	(128,959)	183,509	272,378	134,546	285,048
Net realized gain distribution from the Portfolios	765,840	14,743	112,301	—	113,586	650,681

Net realized gain (loss)	1,149,444	(114,216)	295,810	272,378	248,132	935,729

Net change in unrealized appreciation (depreciation) of investments	(8,931,476)	(1,326,461)	(2,868,326)	(5,502,109)	(2,695,949)	(3,019,406)

Net Realized and Unrealized Gain (Loss) on Investments	(7,782,032)	(1,440,677)	(2,572,516)	(5,229,731)	(2,447,817)	(2,083,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,098,215)	$(1,527,897)	$(2,599,825)	$(4,904,025)	$(2,429,582)	$(2,228,116)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,420	$130,215	$87,165	$150,521	$2,144,702	$249,860
Expenses:
Asset-based charges	620,394	827,570	1,837,824	143,774	2,441,037	373,281

Net Investment Income (Loss)	(615,974)	(697,355)	(1,750,659)	6,747	(296,335)	(123,421)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,711,366	3,053,746	2,850,235	128,673	6,131,022	463,493
Net realized gain distribution from the Portfolios	3,679,383	3,967,085	15,588,508	215,045	6,282,264	1,629,577

Net realized gain (loss)	5,390,749	7,020,831	18,438,743	343,718	12,413,286	2,093,070

Net change in unrealized appreciation (depreciation) of investments	(15,021,444)	(29,081,865)	(71,440,748)	(1,366,561)	(37,701,570)	(6,451,711)

Net Realized and Unrealized Gain (Loss) on Investments	(9,630,695)	(22,061,034)	(53,002,005)	(1,022,843)	(25,288,284)	(4,358,641)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,246,669)	$(22,758,389)	$(54,752,664)	$(1,016,096)	$(25,584,619)	$(4,482,062)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$421,317	$1,375,011	$600,400	$286,298	$127,643	$122,039
Expenses:
Asset-based charges	663,200	1,599,055	832,676	340,518	290,709	192,093

Net Investment Income (Loss)	(241,883)	(224,044)	(232,276)	(54,220)	(163,066)	(70,054)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,456,518	(2,218,146)	(1,452,244)	(535)	(244,624)	74,318
Net realized gain distribution from the Portfolios	1,129,809	8,678,910	5,960,597	163	142,675	454,489

Net realized gain (loss)	2,586,327	6,460,764	4,508,353	(372)	(101,949)	528,807

Net change in unrealized appreciation (depreciation) of investments	(10,761,582)	(28,556,690)	(17,069,874)	395	(2,315,340)	(3,941,589)

Net Realized and Unrealized Gain (Loss) on Investments	(8,175,255)	(22,095,926)	(12,561,521)	23	(2,417,289)	(3,412,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,417,138)	$(22,319,970)	$(12,793,797)	$(54,197)	$(2,580,355)	$(3,482,836)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2022

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—
Expenses:
Asset-based charges	454,234

Net Investment Income (Loss)	(454,234)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,151,639
Net realized gain distribution from the Portfolios	2,813,540

Net realized gain (loss)	3,965,179

Net change in unrealized appreciation (depreciation) of investments	(20,175,418)

Net Realized and Unrealized Gain (Loss) on Investments	(16,210,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,664,473)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39,097)	$(28,093)	$(246,374)	$(233,786)	$(10,299)	$(9,159)
Net realized gain (loss)	72,844	101,234	2,312,232	3,650,638	150,471	446,682
Net change in unrealized appreciation (depreciation) of investments	(317,485)	283,741	(5,939,367)	3,026,506	(885,761)	468,409

Net increase (decrease) in net assets resulting from operations	(283,738)	356,882	(3,873,509)	6,443,358	(745,589)	905,932

From Contractowners Transactions:
Payments received from contractowners	7,000	4,595	850,532	53,346	23,281	12,552
Transfers between Variable Investment Options including guaranteed interest account, net	95,688	150,341	(763,079)	1,005,123	(63,506)	(105,019)
Redemptions for contract benefits and terminations	(220,205)	(259,112)	(4,416,497)	(2,706,920)	(347,401)	(483,643)
Contract maintenance charges	(15,505)	(14,683)	(95,957)	(97,549)	(15,487)	(14,905)

Net increase (decrease) in net assets resulting from contractowners transactions	(133,022)	(118,859)	(4,425,001)	(1,746,000)	(403,113)	(591,015)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	104	(25)

Net Increase (Decrease) in Net Assets	(416,760)	238,023	(8,298,510)	4,697,358	(1,148,598)	314,892
Net Assets — Beginning of Year or Period	3,928,979	3,690,956	32,897,262	28,199,904	4,814,537	4,499,645

Net Assets — End of Year or Period	$3,512,219	$3,928,979	$24,598,752	$32,897,262	$3,665,939	$4,814,537

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(27,058)	$(25,379)	$(51,598)	$(95,606)	$(66,143)	$(132,145)
Net realized gain (loss)	209,688	251,534	235,054	1,553,580	176,416	2,574,594
Net change in unrealized appreciation (depreciation) of investments	(1,057,708)	489,603	(1,631,914)	238,653	(2,892,461)	(986,658)

Net increase (decrease) in net assets resulting from operations	(875,078)	715,758	(1,448,458)	1,696,627	(2,782,188)	1,455,791

From Contractowners Transactions:
Payments received from contractowners	10	12,142	94,199	8,181	3,371	29,372
Transfers between Variable Investment Options including guaranteed interest account, net	(381,868)	1,439,435	4,883	117,314	26,919	(5,023)
Redemptions for contract benefits and terminations	(1,051,182)	(163,763)	(865,816)	(1,031,477)	(775,642)	(1,149,844)
Contract maintenance charges	(6,948)	(5,777)	(25,356)	(25,732)	(37,280)	(41,951)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,439,988)	1,282,037	(792,090)	(931,714)	(782,632)	(1,167,446)

Net Increase (Decrease) in Net Assets	(2,315,066)	1,997,795	(2,240,548)	764,913	(3,564,820)	288,345
Net Assets — Beginning of Year or Period	4,142,970	2,145,175	8,708,588	7,943,675	12,166,358	11,878,013

Net Assets — End of Year or Period	$1,827,904	$4,142,970	$6,468,040	$8,708,588	$8,601,538	$12,166,358

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(87,469)	$(110,035)	$(529,204)	$(835,016)	$(84,200)	$495,431
Net realized gain (loss)	(55,640)	4,598	372,993	11,940,594	1,833,186	1,687,910
Net change in unrealized appreciation (depreciation) of investments	(184,821)	(79,713)	(16,069,684)	(4,637,088)	(5,425,311)	526,266

Net increase (decrease) in net assets resulting from operations	(327,930)	(185,150)	(16,225,895)	6,468,490	(3,676,325)	2,709,607

From Contractowners Transactions:
Payments received from contractowners	172,963	29,259	109,286	290,593	48,003	2,223
Transfers between Variable Investment Options including guaranteed interest account, net	1,261,278	538,122	(81,393)	(2,384,336)	(360,310)	(376,656)
Redemptions for contract benefits and terminations	(1,203,218)	(1,218,716)	(3,798,191)	(6,056,878)	(627,285)	(970,456)
Contract maintenance charges	(49,997)	(51,095)	(146,450)	(174,641)	(64,013)	(71,081)

Net increase (decrease) in net assets resulting from contractowners transactions	181,026	(702,430)	(3,916,748)	(8,325,262)	(1,003,605)	(1,415,970)

Net Increase (Decrease) in Net Assets	(146,904)	(887,580)	(20,142,643)	(1,856,772)	(4,679,930)	1,293,637
Net Assets — Beginning of Year or Period	10,107,476	10,995,056	55,917,526	57,774,298	19,092,481	17,798,844

Net Assets — End of Year or Period	$9,960,572	$10,107,476	$35,774,883	$55,917,526	$14,412,551	$19,092,481

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY* (a)(b)		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(32,480)	$64,363	$(94,887)	$216,573	$(45,242)	$(46,984)
Net realized gain (loss)	(12,947)	(42,966)	274,030	878,471	341,827	473,106
Net change in unrealized appreciation (depreciation) of investments	(1,145,821)	862,860	(3,802,191)	(346,788)	(1,942,265)	626,306

Net increase (decrease) in net assets resulting from operations	(1,191,248)	884,257	(3,623,048)	748,256	(1,645,680)	1,052,428

From Contractowners Transactions:
Payments received from contractowners	54	69,937	566,496	257,715	61,094	58,331
Transfers between Variable Investment Options including guaranteed interest account, net	299,516	309,122	135,065	22,505,995	(506,184)	1,930,174
Redemptions for contract benefits and terminations	(854,205)	(832,626)	(2,223,909)	(1,501,238)	(1,097,397)	(613,589)
Contract maintenance charges	(94,639)	(94,338)	(72,539)	(35,406)	(12,518)	(14,176)

Net increase (decrease) in net assets resulting from contractowners transactions	(649,274)	(547,905)	(1,594,887)	21,227,066	(1,555,005)	1,360,740

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	126	—	—	1,863	—	—

Net Increase (Decrease) in Net Assets	(1,840,396)	336,352	(5,217,935)	21,977,185	(3,200,685)	2,413,168
Net Assets — Beginning of Year or Period	6,287,501	5,951,149	21,977,185	—	6,303,834	3,890,666

Net Assets — End of Year or Period	$4,447,105	$6,287,501	$16,759,250	$21,977,185	$3,103,149	$6,303,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(b)	Units were made available on June 18, 2021.

FSA-28

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,079,285)	$(1,501,135)	$(8,737)	$(12,386)	$(56,654)	$271,355
Net realized gain (loss)	20,320,651	33,376,687	306,492	1,531,292	935,156	2,372,515
Net change in unrealized appreciation (depreciation) of investments	(64,591,770)	14,532,635	(4,684,075)	(1,072,114)	(6,367,547)	(796,313)

Net increase (decrease) in net assets resulting from operations	(45,350,404)	46,408,187	(4,386,320)	446,792	(5,489,045)	1,847,557

From Contractowners Transactions:
Payments received from contractowners	2,212,121	930,457	75,826	613,103	451,703	324,348
Transfers between Variable Investment Options including guaranteed interest account, net	(3,771,142)	(3,476,222)	(102,503)	1,580,400	(1,359,641)	3,814,039
Redemptions for contract benefits and terminations	(16,649,517)	(29,560,693)	(3,962,020)	(4,813,143)	(4,884,428)	(4,938,901)
Contract maintenance charges	(638,959)	(672,529)	(111,401)	(132,032)	(116,511)	(111,714)

Net increase (decrease) in net assets resulting from contractowners transactions	(18,847,497)	(32,778,987)	(4,100,098)	(2,751,672)	(5,908,877)	(912,228)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(6)	—	—	5	—	5

Net Increase (Decrease) in Net Assets	(64,197,907)	13,629,200	(8,486,418)	(2,304,875)	(11,397,922)	935,334
Net Assets — Beginning of Year or Period	227,140,393	213,511,193	33,524,422	35,829,297	36,677,620	35,742,286

Net Assets — End of Year or Period	$162,942,486	$227,140,393	$25,038,004	$33,524,422	$25,279,698	$36,677,620

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,869	$(17,827)	$(334,980)	$(561,065)	$(14,673)	$(22,230)
Net realized gain (loss)	(318,113)	470,771	8,458,193	10,642,134	(78,402)	471,299
Net change in unrealized appreciation (depreciation) of investments	(4,245,811)	(2,143,062)	(27,708,031)	12,598,830	(230,683)	(222,398)

Net increase (decrease) in net assets resulting from operations	(4,509,055)	(1,690,118)	(19,584,818)	22,679,899	(323,758)	226,671

From Contractowners Transactions:
Payments received from contractowners	294,923	442,069	931,431	169,535	51	13,784
Transfers between Variable Investment Options including guaranteed interest account, net	(833,306)	1,925,016	(1,486,877)	(722,125)	42,795	349,736
Redemptions for contract benefits and terminations	(3,382,797)	(4,509,164)	(10,073,356)	(10,112,619)	(134,929)	(152,776)
Contract maintenance charges	(162,197)	(172,879)	(326,841)	(337,298)	(5,077)	(5,712)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,083,377)	(2,314,958)	(10,955,643)	(11,002,507)	(97,160)	205,032

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	51	26

Net Increase (Decrease) in Net Assets	(8,592,432)	(4,005,076)	(30,540,461)	11,677,392	(420,867)	431,729
Net Assets — Beginning of Year or Period	45,880,417	49,885,493	103,028,120	91,350,728	1,904,202	1,472,473

Net Assets — End of Year or Period	$37,287,985	$45,880,417	$72,487,659	$103,028,120	$1,483,335	$1,904,202

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(316,183)	$(202,938)	$(87,220)	$(139,909)	$(27,309)	$145,800
Net realized gain (loss)	1,149,444	8,958,495	(114,216)	191,229	295,810	2,107,263
Net change in unrealized appreciation (depreciation) of investments	(8,931,476)	(3,745,838)	(1,326,461)	(699,812)	(2,868,326)	(805,463)

Net increase (decrease) in net assets resulting from operations	(8,098,215)	5,009,719	(1,527,897)	(648,492)	(2,599,825)	1,447,600

From Contractowners Transactions:
Payments received from contractowners	124,446	106,097	276,707	128,370	98,663	45,930
Transfers between Variable Investment Options including guaranteed interest account, net	(169,551)	(1,078,223)	862,542	672,028	(230,841)	(525,922)
Redemptions for contract benefits and terminations	(2,387,504)	(3,636,401)	(1,375,555)	(1,784,277)	(1,140,952)	(1,353,503)
Contract maintenance charges	(105,825)	(115,343)	(37,263)	(35,545)	(58,219)	(62,339)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,538,434)	(4,723,870)	(273,569)	(1,019,424)	(1,331,349)	(1,895,834)

Net Increase (Decrease) in Net Assets	(10,636,649)	285,849	(1,801,466)	(1,667,916)	(3,931,174)	(448,234)
Net Assets — Beginning of Year or Period	37,369,914	37,084,065	16,856,663	18,524,579	17,051,812	17,500,046

Net Assets — End of Year or Period	$26,733,265	$37,369,914	$15,055,197	$16,856,663	$13,120,638	$17,051,812

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$325,706	$657,251	$18,235	$121,441	$(144,439)	$(168,185)
Net realized gain (loss)	272,378	1,181,823	248,132	1,525,024	935,729	2,118,515
Net change in unrealized appreciation (depreciation) of investments	(5,502,109)	1,709,751	(2,695,949)	(218,490)	(3,019,406)	(143,137)

Net increase (decrease) in net assets resulting from operations	(4,904,025)	3,548,825	(2,429,582)	1,427,975	(2,228,116)	1,807,193

From Contractowners Transactions:
Payments received from contractowners	111,360	172,883	102,102	95,040	31,227	28,165
Transfers between Variable Investment Options including guaranteed interest account, net	(133,925)	(715,382)	76,943	(312,800)	(400,059)	(749,432)
Redemptions for contract benefits and terminations	(2,447,576)	(4,233,251)	(1,218,704)	(1,415,952)	(937,593)	(1,103,951)
Contract maintenance charges	(118,456)	(127,046)	(50,640)	(56,723)	(37,075)	(39,316)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,588,597)	(4,902,796)	(1,090,299)	(1,690,435)	(1,343,500)	(1,864,534)

Net Increase (Decrease) in Net Assets	(7,492,622)	(1,353,971)	(3,519,881)	(262,460)	(3,571,616)	(57,341)
Net Assets — Beginning of Year or Period	37,461,232	38,815,203	16,346,258	16,608,718	12,756,766	12,814,107

Net Assets — End of Year or Period	$29,968,610	$37,461,232	$12,826,377	$16,346,258	$9,185,150	$12,756,766

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(615,974)	$(530,945)	$(697,355)	$(1,014,900)	$(1,750,659)	$(2,378,765)
Net realized gain (loss)	5,390,749	10,909,547	7,020,831	12,489,148	18,438,743	54,240,717
Net change in unrealized appreciation (depreciation) of investments	(15,021,444)	1,532,430	(29,081,865)	4,573,281	(71,440,748)	(16,615,839)

Net increase (decrease) in net assets resulting from operations	(10,246,669)	11,911,032	(22,758,389)	16,047,529	(54,752,664)	35,246,113

From Contractowners Transactions:
Payments received from contractowners	408,956	90,708	791,246	170,871	702,750	312,887
Transfers between Variable Investment Options including guaranteed interest account, net	(1,181,279)	(1,770,541)	(1,786,241)	(4,108,885)	(1,817,105)	(6,428,293)
Redemptions for contract benefits and terminations	(3,850,585)	(5,826,648)	(5,293,071)	(6,432,783)	(10,914,605)	(16,638,099)
Contract maintenance charges	(153,366)	(159,528)	(153,299)	(168,249)	(490,320)	(544,618)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,776,274)	(7,666,009)	(6,441,365)	(10,539,046)	(12,519,280)	(23,298,123)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	6	(6)	6	—	—

Net Increase (Decrease) in Net Assets	(15,022,943)	4,245,029	(29,199,760)	5,508,489	(67,271,944)	11,947,990
Net Assets — Beginning of Year or Period	54,160,688	49,915,659	77,018,753	71,510,264	178,432,548	166,484,558

Net Assets — End of Year or Period	$39,137,745	$54,160,688	$47,818,993	$77,018,753	$111,160,604	$178,432,548

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,747	$(15,486)	$(296,335)	$(971,187)	$(123,421)	$(262,583)
Net realized gain (loss)	343,718	894,249	12,413,286	31,673,303	2,093,070	4,733,329
Net change in unrealized appreciation (depreciation) of investments	(1,366,561)	1,125,173	(37,701,570)	10,817,791	(6,451,711)	1,727,880

Net increase (decrease) in net assets resulting from operations	(1,016,096)	2,003,936	(25,584,619)	41,519,907	(4,482,062)	6,198,626

From Contractowners Transactions:
Payments received from contractowners	35,313	24,553	936,240	486,285	780,133	97,074
Transfers between Variable Investment Options including guaranteed interest account, net	1,035,535	417,506	(4,211,899)	(4,908,319)	(492,395)	(1,524,074)
Redemptions for contract benefits and terminations	(576,497)	(743,712)	(15,893,668)	(21,253,660)	(2,048,158)	(3,149,394)
Contract maintenance charges	(39,233)	(35,313)	(557,666)	(570,981)	(80,487)	(85,326)

Net increase (decrease) in net assets resulting from contractowners transactions	455,118	(336,966)	(19,726,993)	(26,246,675)	(1,840,907)	(4,661,720)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	5	—	—

Net Increase (Decrease) in Net Assets	(560,978)	1,666,970	(45,311,612)	15,273,237	(6,322,969)	1,536,906
Net Assets — Beginning of Year or Period	10,648,136	8,981,166	204,171,201	188,897,964	30,786,195	29,249,289

Net Assets — End of Year or Period	$10,087,158	$10,648,136	$158,859,589	$204,171,201	$24,463,226	$30,786,195

The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(241,883)	$(473,017)	$(224,044)	$1,573,077	$(232,276)	$1,427,190
Net realized gain (loss)	2,586,327	10,495,816	6,460,764	10,730,785	4,508,353	6,946,853
Net change in unrealized appreciation (depreciation) of investments	(10,761,582)	2,115,613	(28,556,690)	(2,834,859)	(17,069,874)	(906,299)

Net increase (decrease) in net assets resulting from operations	(8,417,138)	12,138,412	(22,319,970)	9,469,003	(12,793,797)	7,467,744

From Contractowners Transactions:
Payments received from contractowners	197,253	35,345	2,094,464	1,241,151	305,809	588,775
Transfers between Variable Investment Options including guaranteed interest account, net	(755,017)	(1,659,251)	(2,171,333)	219,317	(629,111)	1,520,832
Redemptions for contract benefits and terminations	(3,856,916)	(5,169,761)	(11,810,369)	(14,751,767)	(4,993,103)	(7,317,482)
Contract maintenance charges	(160,573)	(164,242)	(450,589)	(494,088)	(283,390)	(290,740)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,575,253)	(6,957,909)	(12,337,827)	(13,785,387)	(5,599,795)	(5,498,615)

Net Increase (Decrease) in Net Assets	(12,992,391)	5,180,503	(34,657,797)	(4,316,384)	(18,393,592)	1,969,129
Net Assets — Beginning of Year or Period	54,910,195	49,729,692	137,301,101	141,617,485	71,506,072	69,536,943

Net Assets — End of Year or Period	$41,917,804	$54,910,195	$102,643,304	$137,301,101	$53,112,480	$71,506,072

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(54,220)	$(388,774)	$(163,066)	$(174,488)	$(70,054)	$(146,928)
Net realized gain (loss)	(372)	49,056	(101,949)	324,606	528,807	2,408,700
Net change in unrealized appreciation (depreciation) of investments	395	(535)	(2,315,340)	(1,054,876)	(3,941,589)	88,144

Net increase (decrease) in net assets resulting from operations	(54,197)	(340,253)	(2,580,355)	(904,758)	(3,482,836)	2,349,916

From Contractowners Transactions:
Payments received from contractowners	1,092,291	2,395,451	227,129	214,602	84,242	81,289
Transfers between Variable Investment Options including guaranteed interest account, net	20,278,239	20,467,539	(148,508)	(346,166)	(63,362)	(910,007)
Redemptions for contract benefits and terminations	(19,250,839)	(27,035,828)	(2,121,991)	(2,867,736)	(1,052,241)	(1,863,453)
Contract maintenance charges	(92,701)	(89,920)	(78,756)	(82,750)	(54,345)	(61,532)

Net increase (decrease) in net assets resulting from contractowners transactions	2,026,990	(4,262,758)	(2,122,126)	(3,082,050)	(1,085,706)	(2,753,703)

Net Increase (Decrease) in Net Assets	1,972,793	(4,603,011)	(4,702,481)	(3,986,808)	(4,568,542)	(403,787)
Net Assets — Beginning of Year or Period	24,797,168	29,400,179	23,006,663	26,993,471	17,005,901	17,409,688

Net Assets — End of Year or Period	$26,769,961	$24,797,168	$18,304,182	$23,006,663	$12,437,359	$17,005,901

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER TECHNOLOGY*
	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(454,234)	$(672,458)
Net realized gain (loss)	3,965,179	12,191,443
Net change in unrealized appreciation (depreciation) of investments	(20,175,418)	(3,362,414)

Net increase (decrease) in net assets resulting from operations	(16,664,473)	8,156,571

From Contractowners Transactions:
Payments received from contractowners	75,114	106,565
Transfers between Variable Investment Options including guaranteed interest account, net	(1,080,491)	(4,608,520)
Redemptions for contract benefits and terminations	(3,477,531)	(7,015,626)
Contract maintenance charges	(90,719)	(109,047)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,573,627)	(11,626,628)

Net Increase (Decrease) in Net Assets	(21,238,100)	(3,470,057)
Net Assets — Beginning of Year or Period	45,645,409	49,115,466

Net Assets — End of Year or Period	$24,407,309	$45,645,409

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	19	(27)	(8)	19	(26)	(7)

1290 VT GAMCO SMALL COMPANY VALUE	IB	18	(66)	(48)	30	(51)	(21)

1290 VT SMARTBETA EQUITY ESG	IB	9	(41)	(32)	7	(52)	(45)

1290 VT SOCIALLY RESPONSIBLE	IB	10	(66)	(56)	61	(18)	43

EQ/400 MANAGED VOLATILITY	IB	18	(60)	(42)	60	(103)	(43)

EQ/2000 MANAGED VOLATILITY	IB	23	(66)	(43)	42	(97)	(55)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	255	(235)	20	129	(204)	(75)

EQ/AB SMALL CAP GROWTH	IA	2	(3)	(1)	25	(27)	(2)

EQ/AB SMALL CAP GROWTH	IB	16	(89)	(73)	13	(136)	(123)

EQ/AGGRESSIVE ALLOCATION	B	16	(59)	(43)	12	(66)	(54)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	1	(57)	(56)	47	(87)	(40)

EQ/BALANCED STRATEGY	IB	142	(322)	(180)	2,346	(192)	2,154

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	11	(74)	(63)	83	(36)	47

EQ/COMMON STOCK INDEX	IA	1	(3)	(2)	1	(6)	(5)

EQ/COMMON STOCK INDEX	IB	3	(28)	(25)	2	(42)	(40)

EQ/CONSERVATIVE ALLOCATION	B	156	(468)	(312)	382	(581)	(199)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	82	(469)	(387)	358	(418)	(60)

EQ/CORE BOND INDEX	IB	116	(418)	(302)	275	(431)	(156)

EQ/EQUITY 500 INDEX	IB	38	(165)	(127)	25	(146)	(121)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	14	(17)	(3)	61	(54)	7

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	19	(102)	(83)	14	(152)	(138)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	1	(10)	(9)	8	(4)	4

EQ/INTERMEDIATE GOVERNMENT BOND	IB	91	(98)	(7)	44	(102)	(58)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	20	(109)	(89)	18	(127)	(109)

FSA-38

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

EQ/INTERNATIONAL EQUITY INDEX	IA	2	(23)	(21)	5	(31)	(26)

EQ/INTERNATIONAL EQUITY INDEX	IB	45	(180)	(135)	44	(287)	(243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	32	(82)	(50)	16	(86)	(70)

EQ/JANUS ENTERPRISE	IB	5	(42)	(37)	9	(56)	(47)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	23	(199)	(176)	20	(293)	(273)

EQ/LARGE CAP GROWTH INDEX	IB	62	(281)	(219)	57	(385)	(328)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	25	(264)	(239)	6	(392)	(386)

EQ/LARGE CAP VALUE INDEX	IB	118	(85)	33	115	(137)	(22)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	11	(78)	(67)	1	(89)	(88)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	50	(787)	(737)	52	(1,023)	(971)

EQ/MID CAP INDEX	IB	41	(105)	(64)	46	(194)	(148)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	26	(150)	(124)	32	(215)	(183)

EQ/MODERATE ALLOCATION	A	1	(20)	(19)	13	(36)	(23)

EQ/MODERATE ALLOCATION	B	48	(207)	(159)	47	(202)	(155)

EQ/MODERATE-PLUS ALLOCATION	B	63	(347)	(284)	175	(428)	(253)

EQ/MONEY MARKET	IA	48	(47)	1	63	(66)	(3)

EQ/MONEY MARKET	IB	788	(710)	78	1,085	(1,246)	(161)

EQ/QUALITY BOND PLUS	IB	51	(186)	(135)	97	(279)	(182)

EQ/SMALL COMPANY INDEX	IB	16	(44)	(28)	17	(78)	(61)

MULTIMANAGER TECHNOLOGY	IB	17	(105)	(88)	36	(221)	(185)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-39

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account No. 45 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”) and EQ Premier VIP Trust (“VIP”), (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•     1290 VT GAMCO Mergers & Acquisitions

•     1290 VT GAMCO Small Company Value

•     1290 VT SmartBeta Equity ESG(1)

•     1290 VT Socially Responsible

•     EQ/400 Managed Volatility

•     EQ/2000 Managed Volatility

•     EQ/AB Short Duration Government Bond

•     EQ/AB Small Cap Growth

•     EQ/Aggressive Growth Strategy

•     EQ/Balanced Strategy

•     EQ/ClearBridge Select Equity Managed Volatility

•     EQ/Common Stock Index

•     EQ/Core Bond Index

•     EQ/Equity 500 Index

•     EQ/Franklin Small Cap Value Managed Volatility

•     EQ/Global Equity Managed Volatility

•     EQ/Intermediate Government Bond

•     EQ/International Core Managed Volatility

•     EQ/International Equity Index

•     EQ/International Value Managed Volatility

•     EQ/Janus Enterprise

•     EQ/Large Cap Core Managed Volatility

•     EQ/Large Cap Growth Index

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Index

•     EQ/Large Cap Value Managed Volatility

•     EQ/Mid Cap Index

•     EQ/Mid Cap Value Managed Volatility

•     EQ/Money Market

•     EQ/Quality Bond PLUS

•     EQ/Small Company Index

•     Multimanager Technology

EQ Premier VIP Trust*

•     EQ/Aggressive Allocation

•     EQ/Conservative Allocation

•     EQ/Conservative-Plus Allocation

•     EQ/Moderate Allocation

•     EQ/Moderate-Plus Allocation

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
(1)	1290 VT SmartBeta Equity ESG formerly known as 1290 VT SmartBeta Equity.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the

FSA-40

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

Account in excess of the net assets, attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to

FSA-41

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$424,865	$485,662
1290 VT GAMCO Small Company Value	2,869,881	6,310,624
1290 VT SmartBeta Equity ESG	220,272	575,296
1290 VT Socially Responsible	267,714	1,723,296
EQ/400 Managed Volatility	559,622	1,229,472
EQ/2000 Managed Volatility	648,907	1,324,931
EQ/AB Short Duration Government Bond	2,329,414	2,235,857
EQ/AB Small Cap Growth	2,610,545	5,352,298
EQ/Aggressive Allocation	2,503,039	1,568,874
EQ/Aggressive Growth Strategy	443,514	752,319
EQ/Balanced Strategy	2,256,515	3,121,896
EQ/ClearBridge Select Equity Managed Volatility	279,075	1,869,488

FSA-42

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Common Stock Index	13,632,067	23,909,806
EQ/Conservative Allocation	3,379,252	6,506,118
EQ/Conservative-Plus Allocation	3,740,545	7,810,397
EQ/Core Bond Index	2,350,124	6,275,109
EQ/Equity 500 Index	5,277,754	15,401,952
EQ/Franklin Small Cap Value Managed Volatility	333,285	397,169
EQ/Global Equity Managed Volatility	1,384,327	3,473,104
EQ/Intermediate Government Bond	1,900,292	2,246,338
EQ/International Core Managed Volatility	605,339	1,851,695
EQ/International Equity Index	1,517,146	3,780,036
EQ/International Value Managed Volatility	923,515	1,881,993
EQ/Janus Enterprise	826,920	1,664,178
EQ/Large Cap Core Managed Volatility	4,327,093	6,039,958
EQ/Large Cap Growth Index	5,974,484	9,146,124
EQ/Large Cap Growth Managed Volatility	16,891,718	15,573,150
EQ/Large Cap Value Index	2,073,550	1,396,640
EQ/Large Cap Value Managed Volatility	9,922,812	23,663,876
EQ/Mid Cap Index	3,130,638	3,465,389
EQ/Mid Cap Value Managed Volatility	2,512,788	6,200,115
EQ/Moderate Allocation	13,468,226	17,351,187
EQ/Moderate-Plus Allocation	7,900,312	7,771,786
EQ/Money Market	22,447,769	20,474,836
EQ/Quality Bond PLUS	1,078,172	3,220,689
EQ/Small Company Index	1,185,835	1,887,105
Multimanager Technology	3,675,135	5,889,457

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its

FSA-43

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Large Cap Value Managed Managed Volatility, EQ/Quality Bond PLUS and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolio (“Surviving Portfolio”) acquired the net assets of other Portfolio (“Removed Portfolio”). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy

Share Class	Class IB	Class IB
Shares	2,636,078	1,259,594
Net Asset Value	$8.57	$17.94
Net Assets Before Merger	$22,593,322	$—
Net Assets After Merger	$—	$22,593,322
Realized Loss	$(4,080,317)

FSA-44

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the Account for the following charges:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator Advisor (1)	0.50%	—	—	0.50%	0.50%

Income Manager	0.90%	0.25%	—	1.15%	1.15%

Accumulator	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year.

High — During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary	Low 0.20% High 0.35%	Unit liquidation from account value

FSA-45

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charges 0.50% Class IB	$ 18.69	—	—	—	(6.50)%
	Highest contract charges 1.70% Class IB	$ 15.09	—	—	—	(7.59)%
	All contract charges	—	220	$3,507	0.33%	—
2021	Lowest contract charges 0.50% Class IB	$ 19.99	—	—	—	10.87%
	Highest contract charges 1.70% Class IB	$ 16.33	—	—	—	9.52%
	All contract charges	—	228	$3,923	0.67%	—
2020	Lowest contract charges 0.50% Class IB	$ 18.03	—	—	—	(1.80)%
	Highest contract charges 1.70% Class IB	$ 14.91	—	—	—	(2.99)%
	All contract charges	—	235	$3,686	0.17%	—
2019	Lowest contract charges 0.50% Class IB	$ 18.36	—	—	—	8.06%
	Highest contract charges 1.70% Class IB	$ 15.37	—	—	—	6.81%
	All contract charges	—	249	$3,986	4.00%	—
2018	Lowest contract charges 0.50% Class IB	$ 16.99	—	—	—	(5.40)%
	Highest contract charges 1.70% Class IB	$ 14.39	—	—	—	(6.56)%
	All contract charges	—	285	$4,271	1.44%	—

1290 VT GAMCO Small Company Value
2022	Lowest contract charges 1.15% Class IB	$ 94.62	—	—	—	(11.70)%
	Highest contract charges 1.70% Class IB	$ 78.09	—	—	—	(12.19)%
	All contract charges	—	283	$24,541	0.49%	—
2021	Lowest contract charges 1.15% Class IB	$107.16	—	—	—	23.70%
	Highest contract charges 1.70% Class IB	$ 88.93	—	—	—	23.00%
	All contract charges	—	331	$32,836	0.64%	—
2020	Lowest contract charges 1.15% Class IB	$ 86.63	—	—	—	8.25%
	Highest contract charges 1.70% Class IB	$ 72.30	—	—	—	7.65%
	All contract charges	—	352	$28,150	0.73%	—
2019	Lowest contract charges 1.15% Class IB	$ 80.03	—	—	—	21.94%
	Highest contract charges 1.70% Class IB	$ 67.16	—	—	—	21.25%
	All contract charges	—	397	$29,296	0.58%	—
2018	Lowest contract charges 0.50% Class IB	$ 80.12	—	—	—	(16.00)%
	Highest contract charges 1.70% Class IB	$ 55.39	—	—	—	(17.02)%
	All contract charges	—	434	$26,325	0.53%	—

1290 VT SmartBeta Equity ESG
2022	Lowest contract charges 1.15% Class IB	$ 12.21	—	—	—	(15.56)%
	Highest contract charges 1.60% Class IB	$ 12.07	—	—	—	(15.89)%
	All contract charges	—	302	$3,666	1.14%	—
2021	Lowest contract charges 1.15% Class IB	$ 14.46	—	—	—	21.72%
	Highest contract charges 1.60% Class IB	$ 14.35	—	—	—	21.10%
	All contract charges	—	334	$4,815	1.20%	—
2020	Lowest contract charges 1.15% Class IB(b)	$ 11.88	—	—	—	18.44%
	Highest contract charges 1.60% Class IB(b)	$ 11.85	—	—	—	18.15%
	All contract charges	—	379	4,500	0.57%	—%

FSA-46

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible
2022	Lowest contract charges 1.15% Class IB	$24.86	—	—	—	(23.01)%
	Highest contract charges 1.60% Class IB	$22.35	—	—	—	(23.35)%
	All contract charges	—	78	$1,796	0.45%	—
2021	Lowest contract charges 1.15% Class IB	$32.29	—	—	—	28.80%
	Highest contract charges 1.60% Class IB	$29.16	—	—	—	28.23%
	All contract charges	—	134	$4,102	0.59%	—
2020	Lowest contract charges 1.15% Class IB	$25.07	—	—	—	18.59%
	Highest contract charges 1.60% Class IB	$22.74	—	—	—	18.07%
	All contract charges	—	90	$2,113	0.81%	—
2019	Lowest contract charges 1.15% Class IB	$21.14	—	—	—	28.75%
	Highest contract charges 1.60% Class IB	$19.26	—	—	—	28.14%
	All contract charges	—	100	$1,988	0.93%	—
2018	Lowest contract charges 1.15% Class IB	$16.42	—	—	—	(5.47)%
	Highest contract charges 1.60% Class IB	$15.03	—	—	—	(5.89)%
	All contract charges	—	103	$1,603	0.96%	—

EQ/400 Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$19.17	—	—	—	(16.51)%
	Highest contract charges 1.70% Class IB	$18.17	—	—	—	(16.96)%
	All contract charges	—	345	$6,425	0.73%	—
2021	Lowest contract charges 1.15% Class IB	$22.96	—	—	—	22.26%
	Highest contract charges 1.70% Class IB	$21.88	—	—	—	21.56%
	All contract charges	—	387	$8,658	0.37%	—
2020	Lowest contract charges 1.15% Class IB	$18.78	—	—	—	12.12%
	Highest contract charges 1.70% Class IB	$18.00	—	—	—	11.52%
	All contract charges	—	431	$7,902	0.67%	—
2019	Lowest contract charges 1.15% Class IB	$16.75	—	—	—	23.53%
	Highest contract charges 1.70% Class IB	$16.14	—	—	—	22.83%
	All contract charges	—	$470	$7,717	0.94%	—
2018	Lowest contract charges 1.15% Class IB	$13.56	—	—	—	(13.30)%
	Highest contract charges 1.70% Class IB	$13.14	—	—	—	(13.78)%
	All contract charges	—	$537	$7,172	0.88%	—

EQ/2000 Managed Volatility
2022	Lowest contract charges 0.50% Class IB	$17.99	—	—	—	(22.79)%
	Highest contract charges 1.70% Class IB	$16.00	—	—	—	(23.74)%
	All contract charges	—	519	$8,567	0.72%	—
2021	Lowest contract charges 0.50% Class IB	$23.30	—	—	—	13.38%
	Highest contract charges 1.70% Class IB	$20.98	—	—	—	12.01%
	All contract charges	—	562	$12,122	0.37%	—
2020	Lowest contract charges 0.50% Class IB	$20.55	—	—	—	18.65%
	Highest contract charges 1.70% Class IB	$18.73	—	—	—	17.28%
	All contract charges	—	616	$11,838	0.78%	—
2019	Lowest contract charges 0.50% Class IB	$17.32	—	—	—	23.89%
	Highest contract charges 1.70% Class IB	$15.97	—	—	—	22.28%
	All contract charges	—	661	$10,787	0.89%	—
2018	Lowest contract charges 0.50% Class IB	$13.98	—	—	—	(12.41)%
	Highest contract charges 1.70% Class IB	$13.06	—	—	—	(13.40)%
	All contract charges	—	734	$9,766	0.73%	—

EQ/AB Short Duration Government Bond
2022	Lowest contract charges 1.15% Class IB	$ 9.05	—	—	—	(3.00)%
	Highest contract charges 1.70% Class IB	$ 8.58	—	—	—	(3.49)%
	All contract charges	—	1,126	$9,958	0.53%	—
2021	Lowest contract charges 1.15% Class IB	$ 9.33	—	—	—	(1.48)%
	Highest contract charges 1.70% Class IB	$ 8.89	—	—	—	(2.09)%
	All contract charges	—	1,106	$10,105	0.37%	—

FSA-47

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2020	Lowest contract charges 1.15% Class IB	$ 9.47	—	—	—	(0.21)%
	Highest contract charges 1.70% Class IB	$ 9.08	—	—	—	(0.77)%
	All contract charges	—	1,181	$10,992	0.93%	—
2019	Lowest contract charges 1.15% Class IB	$ 9.49	—	—	—	1.39%
	Highest contract charges 1.70% Class IB	$ 9.15	—	—	—	0.88%
	All contract charges	—	1,260	$11,765	1.64%	—
2018	Lowest contract charges 1.15% Class IB	$ 9.36	—	—	—	(0.11)%
	Highest contract charges 1.70% Class IB	$ 9.07	—	—	—	(0.66)%
	All contract charges	—	$1,694	$15,616	1.50%	—

EQ/AB Small Cap Growth
2022	1.15% contract charge Class IA	$53.12	23	$1,206	0.14%	(29.29)%
2021	1.15% contract charge Class IA	$75.12	24	$1,803	0.00%	11.62%
2020	1.15% contract charge Class IA	$67.30	26	$1,735	0.09%	34.49%
2019	1.15% contract charge Class IA	$50.04	29	$1,450	0.16%	26.33%
2018	1.15% contract charge Class IA	$39.61	33	$1,303	0.12%	(8.94)%

EQ/AB Small Cap Growth
2022	Lowest contract charges 1.15% Class IB	$51.27	—	—	—	(29.28)%
	Highest contract charges 1.70% Class IB	$44.43	—	—	—	(29.68)%
	All contract charges	—	724	$34,532	0.14%	—
2021	Lowest contract charges 1.15% Class IB	$72.50	—	—	—	11.62%
	Highest contract charges 1.70% Class IB	$63.18	—	—	—	11.00%
	All contract charges	—	797	$54,065	0.00%	—
2020	Lowest contract charges 1.15% Class IB	$64.95	—	—	—	34.50%
	Highest contract charges 1.70% Class IB	$56.92	—	—	—	33.74%
	All contract charges	—	919	$55,996	0.09%	—
2019	Lowest contract charges 1.15% Class IB	$48.29	—	—	—	26.31%
	Highest contract charges 1.70% Class IB	$42.56	—	—	—	25.66%
	All contract charges	—	1,025	$46,476	0.16%	—
2018	Lowest contract charges 1.15% Class IB	$38.23	—	—	—	(8.93)%
	Highest contract charges 1.70% Class IB	$33.87	—	—	—	(9.46)%
	All contract charges	—	1,140	$41,074	0.12%	—

EQ/Aggressive Allocation
2022	Lowest contract charges 1.15% Class B	$22.83	—	—	—	(19.30)%
	Highest contract charges 1.70% Class B	$22.75	—	—	—	(19.72)%
	All contract charges	—	660	$14,386	0.86%	—
2021	Lowest contract charges 1.15% Class B	$28.29	—	—	—	15.85%
	Highest contract charges 1.70% Class B	$28.34	—	—	—	15.20%
	All contract charges	—	703	$19,059	4.01%	—
2020	Lowest contract charges 1.15% Class B	$24.42	—	—	—	14.06%
	Highest contract charges 1.70% Class B	$24.60	—	—	—	13.42%
	All contract charges	—	757	$17,770	2.68%	—
2019	Lowest contract charges 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charges 1.70% Class B	$21.69	—	—	—	22.40%
	All contract charges	—	855	$17,622	1.54%	—
2018	Lowest contract charges 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charges 1.60% Class B	$16.25	—	—	—	(10.22)%
	All contract charges	—	945	$15,864	1.55%	—

EQ/Aggressive Growth Strategy
2022	Lowest contract charges 1.15% Class IB	$11.28	—	—	—	(19.26)%
	Highest contract charges 1.60% Class IB	$11.14	—	—	—	(19.68)%
	All contract charges	—	396	$4,446	0.76%	—
2021	Lowest contract charges 1.15% Class IB	$13.97	—	—	—	15.45%
	Highest contract charges 1.60% Class IB	$13.87	—	—	—	14.91%
	All contract charges	—	452	$6,286	2.42%	—
2020	Lowest contract charges 1.15% Class IB(a)	$12.10	—	—	—	15.35%
	Highest contract charges 1.60% Class IB(a)	$12.07	—	—	—	15.06%
	All contract charges	—	491	5,950	2.08%	—

FSA-48

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Balanced Strategy(c)
2022	Lowest contract charges 1.15% Class IB	$ 8.52	—	—	—	(16.55)%
	Highest contract charges 1.60% Class IB)	$ 8.46	—	—	—	(16.98)%
	All contract charges	—	1,974	$16,758	0.90%	—
2021	Lowest contract charges 1.15% Class IB (d)	$ 10.21	—	—	—	3.55%
	Highest contract charges 1.60% Class IB (d)	$ 10.19	—	—	—	3.35%
	All contract charges	—	2,154	$21,977	1.72%	—

EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$ 22.85	—	—	—	(27.90)%
	Highest contract charges 1.60% Class IB	$ 21.21	—	—	—	(28.25)%
	All contract charges	—	141	$3,102	0.29%	—
2021	Lowest contract charges 1.15% Class IB	$ 31.69	—	—	—	23.69%
	Highest contract charges 1.60% Class IB	$ 29.56	—	—	—	23.17%
	All contract charges	—	204	$6,303	0.47%	—
2020	Lowest contract charges 1.15% Class IB	$ 25.62	—	—	—	34.49%
	Highest contract charges 1.60% Class IB	$ 24.00	—	—	—	33.85%
	All contract charges	—	157	$3,890	0.02%	—
2019	Lowest contract charges 1.15% Class IB	$ 19.05	—	—	—	32.02%
	Highest contract charges 1.60% Class IB	$ 17.93	—	—	—	31.45%
	All contract charges	—	169	$3,128	0.35%	—
2018	Lowest contract charges 1.15% Class IB	$ 14.43	—	—	—	(11.09)%
	Highest contract charges 1.60% Class IB	$ 13.64	—	—	—	(11.54)%
	All contract charges	—	188	$2,635	3.65%	—

EQ/Common Stock Index
2022	1.15% contract charge Class IA	$727.99	31	$22,399	0.75%	(20.41)%
2021	1.15% contract charge Class IA	$914.73	33	$29,975	0.66%	23.49%
2020	1.15% contract charge Class IA	$740.72	38	$28,166	1.10%	18.39%
2019	1.15% contract charge Class IA	$625.64	43	$27,076	1.42%	28.74%
2018	1.15% contract charge Class IA	$485.98	47	$22,787	1.28%	(6.89)%

EQ/Common Stock Index
2022	Lowest contract charges 1.15% Class IB	$700.69	—	—	—	(20.42)%
	Highest contract charges 1.70% Class IB	$539.40	—	—	—	(20.86)%
	All contract charges	—	221	$140,459	0.75%	—
2021	Lowest contract charges 1.15% Class IB	$880.43	—	—	—	23.49%
	Highest contract charges 1.70% Class IB	$681.55	—	—	—	22.81%
	All contract charges	—	246	$197,115	0.66%	—
2020	Lowest contract charges 1.15% Class IB	$712.94	—	—	—	18.39%
	Highest contract charges 1.70% Class IB	$554.98	—	—	—	17.74%
	All contract charges	—	286	$185,306	1.10%	—
2019	Lowest contract charges 1.15% Class IB	$602.18	—	—	—	28.74%
	Highest contract charges 1.70% Class IB	$471.38	—	—	—	28.02%
	All contract charges	—	313	$171,788	1.42%	—
2018	Lowest contract charges 1.15% Class IB	$467.76	—	—	—	(6.89)%
	Highest contract charges 1.70% Class IB	$368.21	—	—	—	(7.41)%
	All contract charges	—	344	$147,228	1.28%	—

EQ/Conservative Allocation
2022	Lowest contract charges 1.15% Class B	$ 12.89	—	—	—	(13.61)%
	Highest contract charges 1.60% Class B	$ 11.83	—	—	—%	(13.96)%
	All contract charges	—	2,034	$25,028	1.37%	—
2021	Lowest contract charges 1.15% Class B	$ 14.92	—	—	—	1.57%
	Highest contract charges 1.60% Class B	$ 13.75	—	—	—	1.10%
	All contract charges	—	2,346	$33,514	1.37%	—
2020	Lowest contract charges 1.15% Class B	$ 14.69	—	—	—	6.06%
	Highest contract charges 1.60% Class B	$ 13.60	—	—	—	5.59%
	All contract charges	—	2,545	$35,819	1.97%	—

FSA-49

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 1.15% Class B	$ 13.85	—	—	—	7.95%
	Highest contract charges 1.70% Class B	$ 13.27	—	—	—	7.36%
	All contract charges	—	2,356	$31,335	1.56%	—
2018	Lowest contract charges 1.15% Class B	$ 12.83	—	—	—	(2.66)%
	Highest contract charges 1.70% Class B	$ 12.36	—	—	—	(3.21)%
	All contract charges	—	2,667	$32,927	1.44%	—

EQ/Conservative-Plus Allocation
2022	Lowest contract charges 1.15% Class B	$ 15.17	—	—	—	(15.53)%
	Highest contract charges 1.70% Class B	$ 14.52	—	—	—	(16.02)%
	All contract charges	—	1,732	$25,270	1.16%	—
2021	Lowest contract charges 1.15% Class B	$ 17.96	—	—	—	5.52%
	Highest contract charges 1.70% Class B	$ 17.29	—	—	—	4.92%
	All contract charges	—	2,119	$36,667	2.12%	—
2020	Lowest contract charges 1.15% Class B	$ 17.02	—	—	—	8.75%
	Highest contract charges 1.70% Class B	$ 16.48	—	—	—	8.14%
	All contract charges	—	2,179	$35,732	2.08%	—
2019	Lowest contract charges 1.15% Class B	$ 15.65	—	—	—	12.19%
	Highest contract charges 1.70% Class B	$ 15.24	—	—	—	11.57%
	All contract charges	—	2,208	$33,327	1.55%	—%
2018	Lowest contract charges 1.15% Class B	$ 13.95	—	—	—	(4.78)%
	Highest contract charges 1.70% Class B	$ 13.66	—	—	—	(5.34)%
	All contract charges	—	2,434	$32,825	1.43%	—

EQ/Core Bond Index
2022	Lowest contract charges 0.50% Class IB	$ 16.56	—	—	—	(9.16)%
	Highest contract charges 1.70% Class IB	$ 12.23	—	$—	—	(10.27)%
	All contract charges	—	2,833	$37,259	1.55%	—
2021	Lowest contract charges 0.50% Class IB	$ 18.23	—	—	—	(2.62)%
	Highest contract charges 1.70% Class IB	$ 13.63	—	—	—	(3.74)%
	All contract charges	—	3,135	$45,849	1.38%	—
2020	Lowest contract charges 0.50% Class IB	$ 18.72	—	—	—	5.52%
	Highest contract charges 1.70% Class IB	$ 14.16	—	—	—	4.27%
	All contract charges	—	3,291	$49,853	1.47%	—
2019	Lowest contract charges 0.50% Class IB	$ 17.74	—	—	—	5.78%
	Highest contract charges 1.70% Class IB	$ 13.58	—	—	—	4.46%
	All contract charges	—	3,368	$48,819	1.85%	—
2018	Lowest contract charges 0.50% Class IB	$ 16.77	—	—	—	(0.30)%
	Highest contract charges 1.70% Class IB	$ 13.00	—	—	—	(1.52)%
	All contract charges	—	3,585	$49,603	1.86%	—

EQ/Equity 500 Index
2022	Lowest contract charges 1.15% Class IB	$ 87.09	—	—	—	(19.47)%
	Highest contract charges 1.70% Class IB	$ 74.15	—	$—	—	(19.92)
	All contract charges	—	892	$72,369	0.99%	—
2021	Lowest contract charges 0.50% Class IB	$129.79	—	—	—	27.33%
	Highest contract charges 1.70% Class IB	$ 92.60	—	—	—	25.80%
	All contract charges	—	1,019	$102,883	0.82%	—
2020	Lowest contract charges 0.50% Class IB	$101.93	—	—	—	17.17%
	Highest contract charges 1.70% Class IB	$ 73.61	—	—	—	15.78%
	All contract charges	—	1,139	$91,237	1.25%	—
2019	Lowest contract charges 0.50% Class IB	$ 86.99	—	—	—	30.03%
	Highest contract charges 1.70% Class IB	$ 63.58	—	—	—	28.47%
	All contract charges	—	1,256	$86,601	1.55%	—
2018	Lowest contract charges 0.50% Class IB	$ 66.90	—	—	—	(5.41)%
	Highest contract charges 1.70% Class IB	$ 49.49	—	—	—	(6.57)%
	All contract charges	—	1,387	$74,097	1.41%	—

FSA-50

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$20.44	—	—	—	(18.08)%
	Highest contract charges 1.70% Class IB	$18.67	—	—	—	(18.47)%
	All contract charges	—	76	$1,483	0.46%	—
2021	Lowest contract charges 1.15% Class IB	$24.95	—	—	—	18.30%
	Highest contract charges 1.70% Class IB	$22.90	—	—	—	17.56%
	All contract charges	—	79	$1,904	0.33%	—
2020	Lowest contract charges 1.15% Class IB	$21.09	—	—	—	11.00%
	Highest contract charges 1.70% Class IB	$19.48	—	—	—	10.43%
	All contract charges	—	72	$1,472	0.76%	—
2019	Lowest contract charges 1.15% Class IB	$19.00	—	—	—	24.10%
	Highest contract charges 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	71	$1,306	0.87%	—
2018	Lowest contract charges 1.15% Class IB	$15.31	—	—	—	(13.89)%
	Highest contract charges 1.70% Class IB	$14.30	—	—	—	(14.32)%
	All contract charges	—	76	$1,133	0.59%	—

EQ/Global Equity Managed Volatility
2022	Lowest contract charges 0.50% Class IB	$35.76	—	—	—	(21.34)%
	Highest contract charges 1.70% Class IB	$26.29	—	—	—	(22.29)%
	All contract charges	—	941	$26,702	0.34%	—
2021	Lowest contract charges 0.50% Class IB	$45.46	—	—	—	15.32%
	Highest contract charges 1.70% Class IB	$33.83	—	—	—	13.94%
	All contract charges	—	1,024	$37,331	0.87%	—
2020	Lowest contract charges 0.50% Class IB	$39.42	—	—	—	13.70%
	Highest contract charges 1.70% Class IB	$29.69	—	—	—	12.33%
	All contract charges	—	1,162	$37,050	0.64%	—
2019	Lowest contract charges 0.50% Class IB	$34.67	—	—	—	24.62%
	Highest contract charges 1.70% Class IB	$26.43	—	—	—	23.16%
	All contract charges	—	1,283	$36,306	1.30%	—
2018	Lowest contract charges 0.50% Class IB	$27.82	—	—	—	(12.60)%
	Highest contract charges 1.70% Class IB	$21.46	—	—	—	(13.68)%
	All contract charges	—	1,439	$32,963	1.00%	—

EQ/Intermediate Government Bond
2022	1.15% contract charge Class IA	$20.24	17	$352	0.93%	(8.71)%
2021	1.15% contract charge Class IA	$22.17	26	$584	0.70%	(3.23)%
2020	1.15% contract charge Class IA	$22.91	22	$496	0.99%	3.11%
2019	1.15% contract charge Class IA	$22.22	23	$519	1.49%	2.97%
2018	1.15% contract charge Class IA	$21.58	28	$610	1.25%	(0.37)%

EQ/Intermediate Government Bond
2022	Lowest contract charges 0.50% Class IB	$24.02	—	—	—	(8.11)%
	Highest contract charges 1.70% Class IB	$16.34	—	—	—	(9.22)%
	All contract charges	—	837	$14,685	0.93%	—
2021	Lowest contract charges 0.50% Class IB	$26.14	—	—	—	(2.61)%
	Highest contract charges 1.70% Class IB	$18.00	—	—	—	(3.79)%
	All contract charges	—	844	$16,253	0.70%	—
2020	Lowest contract charges 0.50% Class IB	$26.84	—	—	—	3.79%
	Highest contract charges 1.70% Class IB	$18.71	—	—	—	2.52%
	All contract charges	—	902	$18,008	0.99%	—
2019	Lowest contract charges 0.50% Class IB	$25.86	—	—	—	3.65%
	Highest contract charges 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	895	$17,426	1.49%	—
2018	Lowest contract charges 0.50% Class IB	$24.95	—	—	—	0.32%
	Highest contract charges 1.70% Class IB	$17.82	—	—	—	(0.89)%
	All contract charges	—	1,012	$19,230	1.25%	—

FSA-51

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2022	Lowest contract charges 0.50% Class IB	$18.51	—	—	—	(14.58)%
	Highest contract charges 1.60% Class IB	$14.23	—	—	—	(15.50)%
	All contract charges	—	876	$13,103	1.20%	—
2021	Lowest contract charges 0.50% Class IB	$21.67	—	—	—	9.50%
	Highest contract charges 1.60% Class IB	$16.84	—	—	—	8.30%
	All contract charges	—	965	$17,031	2.23%	—
2020	Lowest contract charges 0.50% Class IB	$19.79	—	—	—	7.91%
	Highest contract charges 1.60% Class IB	$15.55	—	—	—	6.73%
	All contract charges	—	1,074	$17,481	1.41%	—
2019	Lowest contract charges 0.50% Class IB	$18.34	—	—	—	21.86%
	Highest contract charges 1.60% Class IB	$14.57	—	—	—	20.51%
	All contract charges	—	1,145	$17,423	1.92%	—
2018	Lowest contract charges 0.50% Class IB	$15.05	—	—	—	(15.31)%
	Highest contract charges 1.70% Class IB	$11.85	—	—	—	(16.37)%
	All contract charges	—	1,282	$16,144	1.62%	—

EQ/International Equity Index
2022	1.15% contract charge Class IA	$17.94	175	$3,133	2.44%	(12.91)%
2021	1.15% contract charge Class IA	$20.60	196	$4,044	3.07%	9.69%
2020	1.15% contract charge Class IA	$18.78	222	$4,170	1.91%	2.62%
2019	1.15% contract charge Class IA	$18.30	262	$4,787	2.80%	20.79%
2018	1.15% contract charge Class IA	$15.15	277	$4,193	2.38%	(16.16)%

EQ/International Equity Index
2022	Lowest contract charges 0.50% Class IB	$20.71	—	—	—	(12.36)%
	Highest contract charges 1.70% Class IB	$14.79	—	—	—	(13.41)%
	All contract charges	—	1,676	$26,818	2.44%	—
2021	Lowest contract charges 0.50% Class IB	$23.63	—	—	—	10.37%
	Highest contract charges 1.70% Class IB	$17.08	—	—	—	9.07%
	All contract charges	—	1,811	$33,398	3.07%	—
2020	Lowest contract charges 0.50% Class IB	$21.41	—	—	—	3.33%
	Highest contract charges 1.70% Class IB	$15.66	—	—	—	2.02%
	All contract charges	—	2,055	$34,628	1.91%	—
2019	Lowest contract charges 0.50% Class IB	$20.72	—	—	—	21.52%
	Highest contract charges 1.70% Class IB	$15.35	—	—	—	20.11%
	All contract charges	—	2,235	$36,794	2.80%	—
2018	Lowest contract charges 0.50% Class IB	$17.05	—	—	—	(15.59)%
	Highest contract charges 1.70% Class IB	$12.78	—	—	—	(16.63)%
	All contract charges	—	2,473	$33,821	2.38%	—

EQ/International Value Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$22.47	—	—	—	(14.66)%
	Highest contract charges 1.60% Class IB	$19.99	—	—	—	(15.04)%
	All contract charges	—	608	$12,786	1.54%	—
2021	Lowest contract charges 1.15% Class IB	$26.33	—	—	—	9.03%
	Highest contract charges 1.60% Class IB	$23.53	—	—	—	8.58%
	All contract charges	—	658	$16,299	2.12%	—
2020	Lowest contract charges 1.15% Class IB	$24.15	—	—	—	2.99%
	Highest contract charges 1.60% Class IB	$21.67	—	—	—	2.51%
	All contract charges	—	728	$16,566	1.36%	—
2019	Lowest contract charges 1.15% Class IB	$23.45	—	—	—	21.25%
	Highest contract charges 1.60% Class IB	$21.14	—	—	—	20.66%
	All contract charges	—	769	$17,014	2.27%	—
2018	Lowest contract charges 1.15% Class IB	$19.34	—	—	—	(17.46)%
	Highest contract charges 1.60% Class IB	$17.52	—	—	—	(17.82)%
	All contract charges	—	842	15,452	1.68%	—

FSA-52

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2022	Lowest contract charges 1.15% Class IB	$36.93	—	—	—	(17.53)%
	Highest contract charges 1.70% Class IB	$33.46	—	—	—	(17.99)%
	All contract charges	—	260	$9,175	0.00%	—
2021	Lowest contract charges 1.15% Class IB	$44.78	—	—	—	15.50%
	Highest contract charges 1.70% Class IB	$40.80	—	—	—	14.83%
	All contract charges	—	297	$12,746	0.09%	—
2020	Lowest contract charges 1.15% Class IB	$38.77	—	—	—	17.45%
	Highest contract charges 1.70% Class IB	$35.53	—	—	—	16.80%
	All contract charges	—	344	$12,805	0.00%	—
2019	Lowest contract charges 1.15% Class IB	$33.01	—	—	—	34.90%
	Highest contract charges 1.70% Class IB	$30.42	—	—	—	34.13%
	All contract charges	—	440	$14,041	0.02%	—
2018	Lowest contract charges 1.15% Class IB	$24.47	—	—	—	(2.94)%
	Highest contract charges 1.70% Class IB	$22.68	—	—	—	(3.45)%
	All contract charges	—	475	$11,245	0.00%	—

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charges 0.50% Class IB	$31.37	—	—	—	(18.81)%
	Highest contract charges 1.70% Class IB	$23.45	—	—	—	(19.77)%
	All contract charges	—	1,543	$39,042	0.01%	—
2021	Lowest contract charges 0.50% Class IB	$38.64	—	—	—	26.69%
	Highest contract charges 1.70% Class IB	$29.23	—	—	—	25.18%
	All contract charges	—	1,719	$54,057	0.39%	—
2020	Lowest contract charges 0.50% Class IB	$30.50	—	—	—	15.71%
	Highest contract charges 1.70% Class IB	$23.35	—	—	—	14.29%
	All contract charges	—	1,990	$49,833	0.68%	—
2019	Lowest contract charges 0.50% Class IB	$26.36	—	—	—	29.28%
	Highest contract charges 1.70% Class IB	$20.43	—	—	—	27.77%
	All contract charges	—	2,199	$47,984	1.26%	—
2018	Lowest contract charges 0.50% Class IB	$20.39	—	—	—	(6.85)%
	Highest contract charges 1.70% Class IB	$15.99	—	—	—	(8.05)%
	All contract charges	—	2,464	$41,967	1.00%	—

EQ/Large Cap Growth Index
2022	Lowest contract charges 1.15% Class IB	$27.63	—	—	—	(30.35)%
	Highest contract charges 1.70% Class IB	$24.21	—	—	—	(30.75)%
	All contract charges	—	1,850	$47,713	0.23%	—
2021	Lowest contract charges 0.50% Class IB	$46.02	—	—	—	26.08%
	Highest contract charges 1.70% Class IB	$34.96	—	—	—	24.59%
	All contract charges	—	2,069	$76,875	0.05%	—
2020	Lowest contract charges 0.50% Class IB	$36.50	—	—	—	36.60%
	Highest contract charges 1.70% Class IB	$28.06	—	—	—	34.97%
	All contract charges	—	2,398	$71,396	0.30%	—
2019	Lowest contract charges 0.50% Class IB	$26.72	—	—	—	34.68%
	Highest contract charges 1.70% Class IB	$20.79	—	—	—	33.01%
	All contract charges	—	2,681	$58,911	0.62%	—
2018	Lowest contract charges 0.50% Class IB	$19.84	—	—	—	(2.75)%
	Highest contract charges 1.70% Class IB	$15.63	—	—	—	(3.93)%
	All contract charges	—	2,939	$48,383	0.62%	—

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$48.72	—	—	—	(31.38)%
	Highest contract charges 1.70% Class IB	$42.22	—	—	—	(31.77)%
	All contract charges	—	2,415	$111,086	0.07%	—
2021	Lowest contract charges 1.15% Class IB	$71.00	—	—	—	22.94%
	Highest contract charges 1.70% Class IB	$61.88	—	—	—	22.27%
	All contract charges	—	2,654	$178,346	0.00%	—

FSA-53

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2020	Lowest contract charges 1.15% Class IB	$57.75	—	—	—	30.51%
	Highest contract charges 1.70% Class IB	$50.61	—	—	—	29.77%
	All contract charges	—	3,040	$166,415	0.08%	—
2019	Lowest contract charges 1.15% Class IB	$44.25	—	—	—	32.17%
	Highest contract charges 1.70% Class IB	$39.00	—	—	—	31.45%
	All contract charges	—	3,434	$144,377	0.42%	—
2018	Lowest contract charges 0.50% Class IB	$38.59	—	—	—	(3.48)%
	Highest contract charges 1.70% Class IB	$29.67	—	—	—	(4.63)%
	All contract charges	—	3,861	$123,036	0.48%	—

EQ/Large Cap Value Index
2022	Lowest contract charges 1.15% Class IB	$15.02	—	—	—	(9.30)%
	Highest contract charges 1.70% Class IB	$13.64	—	—	—	(9.79)%
	All contract charges	—	699	$10,080	1.47%	—
2021	Lowest contract charges 0.50% Class IB	$18.42	—	—	—	23.71%
	Highest contract charges 1.70% Class IB	$15.12	—	—	—	22.13%
	All contract charges	—	666	$10,641	1.26%	—
2020	Lowest contract charges 0.50% Class IB	$14.89	—	—	—	1.64%
	Highest contract charges 1.70% Class IB	$12.38	—	—	—	0.49%
	All contract charges	—	688	$8,975	1.78%	—
2019	Lowest contract charges 0.50% Class IB	$14.65	—	—	—	25.00%
	Highest contract charges 1.70% Class IB	$12.32	—	—	—	23.45%
	All contract charges	—	779	$10,102	2.17%	—
2018	Lowest contract charges 0.50% Class IB	$11.72	—	—	—	(9.29)%
	Highest contract charges 1.70% Class IB	$ 9.98	—	—	—	(10.41)%
	All contract charges	—	855	$8,940	2.00%	—

EQ/Large Cap Value Managed Volatility
2022	1.15% contract charge Class IA	$16.09	594	$9,554	1.23%	(12.65)%
2021	1.15% contract charge Class IA	$18.42	661	$12,171	0.92%	23.38%
2020	1.15% contract charge Class IA	$14.93	749	$11,183	1.55%	4.48%
2019	1.15% contract charge Class IA	$14.29	857	$12,247	1.90%	24.05%
2018	1.15% contract charge Class IA	$11.52	953	$10,978	2.41%	(10.97)%

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charges 0.50% Class IB	$35.67	—	—	—	(12.03)%
	Highest contract charges 1.70% Class IB	$26.34	—	—	—	(13.10)%
	All contract charges	—	6,112	$149,254	1.23%	—
2021	Lowest contract charges 0.50% Class IB	$40.55	—	—	—	24.20%
	Highest contract charges 1.70% Class IB	$30.31	—	—	—	22.71%
	All contract charges	—	6,849	$191,969	0.92%	—
2020	Lowest contract charges 0.50% Class IB	$32.65	—	—	—	5.15%
	Highest contract charges 1.70% Class IB	$24.70	—	—	—	3.87%
	All contract charges	—	7,819	$177,690	1.55%	—
2019	Lowest contract charges 0.50% Class IB	$31.05	—	—	—	24.80%
	Highest contract charges 1.70% Class IB	$23.78	—	—	—	23.34%
	All contract charges	—	8,465	$184,289	1.90%	—
2018	Lowest contract charges 0.50% Class IB	$24.88	—	—	—	(10.37)%
	Highest contract charges 1.70% Class IB	$19.28	—	—	—	(11.48)%
	All contract charges	—	9,483	$166,617	2.41%	—

EQ/Mid Cap Index
2022	Lowest contract charges 0.50% Class IB	$34.94	—	—	—	(14.03)%
	Highest contract charges 1.70% Class IB	$26.65	—	—	—	(15.07)%
	All contract charges	—	861	$24,437	0.96%	—
2021	Lowest contract charges 0.50% Class IB	$40.64	—	—	—	23.26%
	Highest contract charges 1.70% Class IB	$31.38	—	—	—	21.82%
	All contract charges	—	925	$30,758	0.60%	—
2020	Lowest contract charges 0.50% Class IB	$32.97	—	—	—	12.26%
	Highest contract charges 1.70% Class IB	$25.76	—	—	—	10.89%
	All contract charges	—	1,074	$29,226	0.98%	—

FSA-54

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 0.50% Class IB	$ 29.37	—	—	—	24.77%
	Highest contract charges 1.70% Class IB	$ 23.23	—	—	—	23.30%
	All contract charges	—	1,207	$29,540	1.09%	—
2018	Lowest contract charges 0.50% Class IB	$ 23.54	—	—	—	(12.13)%
	Highest contract charges 1.70% Class IB	$ 18.84	—	—	—	(13.22)%
	All contract charges	—	1,324	$26,190	1.02%	—

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charges 1.15% Class IB	$ 37.30	—	—	—	(15.53)%
	Highest contract charges 1.70% Class IB	$ 32.32	—	—	—	(16.03)%
	All contract charges	—	1,204	$41,875	0.90%	—
2021	Lowest contract charges 1.15% Class IB	$ 44.16	—	—	—	25.92%
	Highest contract charges 1.70% Class IB	$ 38.49	—	—	—	25.25%
	All contract charges	—	1,328	$54,864	0.55%	—
2020	Lowest contract charges 1.15% Class IB	$ 35.07	—	—	—	3.76%
	Highest contract charges 1.70% Class IB	$ 30.73	—	—	—	3.19%
	All contract charges	—	1,512	$49,693	1.15%	—
2019	Lowest contract charges 1.15% Class IB	$ 33.80	—	—	—	25.14%
	Highest contract charges 1.70% Class IB	$ 29.78	—	—	—	24.45%
	All contract charges	—	1,630	$51,840	1.36%	—
2018	Lowest contract charges 0.50% Class IB	$ 31.13	—	—	—	(13.74)%
	Highest contract charges 1.70% Class IB	$ 23.93	—	—	—	(14.78)%
	All contract charges	—	1,801	$45,894	1.18%	—

EQ/Moderate Allocation
2022	1.15% contract charge Class A	$ 76.56	149	$11,370	1.20%	(16.44)%
2021	1.15% contract charge Class A	$ 91.62	168	$15,362	2.50%	7.17%
2020	1.15% contract charge Class A	$ 85.49	191	$16,330	2.15%	9.98%
2019	1.15% contract charge Class A	$ 77.73	211	$16,421	1.57%	14.21%
2018	1.15% contract charge Class A	$ 68.06	243	$16,517	1.51%	(5.86)%

EQ/Moderate Allocation
2022	Lowest contract charges 0.50% Class B	$ 91.39	—	—	—	(15.89)%
	Highest contract charges 1.70% Class B	$ 58.38	—	—	—	(16.91)%
	All contract charges	—	1,405	$91,197	1.20%	—
2021	Lowest contract charges 0.50% Class B	$108.66	—	—	—	7.87%
	Highest contract charges 1.70% Class B	$ 70.26	—	—	—	6.58%
	All contract charges	—	1,564	$121,849	2.50%	—
2020	Lowest contract charges 0.50% Class B	$100.73	—	—	—	10.70%
	Highest contract charges 1.70% Class B	$ 65.92	—	—	—	9.36%
	All contract charges	—	1,719	$125,204	2.15%	—
2019	Lowest contract charges 0.50% Class B	$ 90.99	—	—	—	14.96%
	Highest contract charges 1.70% Class B	$ 60.28	—	—	—	13.59%
	All contract charges	—	1,892	$125,628	1.57%	—
2018	Lowest contract charges 0.50% Class B	$ 79.15	—	—	—	(5.24)%
	Highest contract charges 1.70% Class B	$ 53.07	—	—	—	(6.40)%
	All contract charges	—	2,071	$120,625	1.51%	—

EQ/Moderate-Plus Allocation
2022	Lowest contract charges 1.15% Class B	$ 19.94	—	—	—	(17.98)%
	Highest contract charges 1.70% Class B	$ 19.82	—	—	—	(18.47)%
	All contract charges	—	2,794	$53,097	1.01%	—
2021	Lowest contract charges 1.15% Class B	$ 24.31	—	—	—	11.36%
	Highest contract charges 1.70% Class B	$ 24.31	—	—	—	10.80%
	All contract charges	—	3,078	$71,487	3.41%	—
2020	Lowest contract charges 1.15% Class B	$ 21.83	—	—	—	12.76%
	Highest contract charges 1.70% Class B	$ 21.94	—	—	—	12.17%
	All contract charges	—	3,331	$69,520	2.46%	—

FSA-55

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2019	Lowest contract charges 1.15% Class B	$19.36	—	—	—	18.63%
	Highest contract charges 1.70% Class B	$19.56	—	—	—	17.90%
	All contract charges	—	3,712	$68,824	1.51%	—
2018	Lowest contract charges 1.15% Class B	$16.32	—	—	—	(7.90)%
	Highest contract charges 1.70% Class B	$16.59	—	—	—	(8.39)%
	All contract charges	—	4,129	$64,788	1.52%	—%

EQ/Money Market
2022	1.15% contract charge Class IA	$29.74	98	$2,916	1.13%	(0.07)%
2021	1.15% contract charge Class IA	$29.76	97	$2,885	0.00%	(0.97)%
2020	1.15% contract charge Class IA	$30.05	100	$3,005	0.18%	(0.96)%
2019	1.15% contract charge Class IA	$30.34	82	$2,476	1.51%	0.36%
2018	1.15% contract charge Class IA	$30.23	90	$2,716	1.25%	0.10%

EQ/Money Market
2022	Lowest contract charges 0.00% Class IB	$46.54	—	—	—	1.09%
	Highest contract charges 1.70% Class IB	$22.87	—	—	—	(0.61)%
	All contract charges	—	909	$23,837	1.13%	—
2021	Lowest contract charges 0.00% Class IB	$46.04	—	—	—	0.17%
	Highest contract charges 1.70% Class IB	$23.01	—	—	—	(1.54)%
	All contract charges	—	831	$21,895	0.00%	—
2020	Lowest contract charges 0.00% Class IB	$45.96	—	—	—	0.22%
	Highest contract charges 1.70% Class IB	$23.37	—	—	—	(1.48)%
	All contract charges	—	992	$26,378	0.18%	—
2019	Lowest contract charges 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charges 1.70% Class IB	$23.72	—	—	—	(0.21)%
	All contract charges	—	841	$22,524	1.51%	—
2018	Lowest contract charges 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charges 1.70% Class IB	$23.77	—	—	—	(0.46)%
	All contract charges	—	979	$26,226	1.25%	—

EQ/Quality Bond PLUS
2022	Lowest contract charges 0.50% Class IB	$19.73	—	—	—	(10.68)%
	Highest contract charges 1.70% Class IB	$13.84	—	—	—	(11.73)%
	All contract charges	—	1,218	$18,282	0.63%	—
2021	Lowest contract charges 0.50% Class IB	$22.09	—	—	—	(2.60)%
	Highest contract charges 1.70% Class IB	$15.68	—	—	—	(3.74)%
	All contract charges	—	1,353	$22,982	0.73%	—
2020	Lowest contract charges 0.50% Class IB	$22.68	—	—	—	5.44%
	Highest contract charges 1.70% Class IB	$16.29	—	—	—	4.16%
	All contract charges	—	1,535	$26,968	1.28%	—
2019	Lowest contract charges 0.50% Class IB	$21.51	—	—	—	5.13%
	Highest contract charges 1.70% Class IB	$15.64	—	—	—	3.85%
	All contract charges	—	1,559	$26,219	1.53%	—
2018	Lowest contract charges 0.50% Class IB	$20.46	—	—	—	(0.39)%
	Highest contract charges 1.70% Class IB	$15.06	—	—	—	(1.63)%
	All contract charges	—	1,675	$27,079	1.65%	—

EQ/Small Company Index
2022	Lowest contract charges 1.15% Class IB	$38.28	—	—	—	(20.75)%
	Highest contract charges 1.70% Class IB	$33.30	—	—	—	(21.16)%
	All contract charges	—	345	$12,425	0.89%	—
2021	Lowest contract charges 0.50% Class IB	$56.52	—	—	—	14.48%
	Highest contract charges 1.70% Class IB	$42.24	—	—	—	13.09%
	All contract charges	—	373	$16,990	0.60%	—
2020	Lowest contract charges 0.50% Class IB	$49.37	—	—	—	19.14%
	Highest contract charges 1.70% Class IB	$37.35	—	—	—	17.71%
	All contract charges	—	435	$17,396	1.02%	—%
2019	Lowest contract charges 0.50% Class IB	$41.44	—	—	—	24.59%
	Highest contract charges 1.70% Class IB	$31.73	—	—	—	23.08%
	All contract charges	—	475	$16,121	1.07%	—

FSA-56

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
2018	Lowest contract charges 0.50% Class IB	$33.26	—	—	—	(11.78)%
	Highest contract charges 1.70% Class IB	$25.78	—	—	—	(12.85)%
	All contract charges	—	519	$14,317	0.92%	—

Multimanager Technology
2022	Lowest contract charges 0.50% Class IB	$52.24	—	—	—	(37.61)%
	Highest contract charges 1.70% Class IB	$40.49	—	—	—	(38.36)%
	All contract chargess	—	570	$24,364	0.00%	—
2021	Lowest contract charges 0.50% Class IB	$83.73	—	—	—	20.22%
	Highest contract charges 1.70% Class IB	$65.69	—	—	—	18.77%
	All contract chargess	—	658	$45,581	0.00%	—
2020	Lowest contract charges 0.50% Class IB	$69.65	—	—	—	52.51%
	Highest contract charges 1.70% Class IB	$55.31	—	—	—	50.67%
	All contract chargess	—	842	$49,062	0.12%	—
2019	Lowest contract charges 0.50% Class IB	$45.67	—	—	—	37.19%
	Highest contract charges 1.70% Class IB	$36.71	—	—	—	35.51%
	All contract chargess	—	944	$36,434	0.15%	—
2018	Lowest contract charges 0.50% Class IB	$33.29	—	—	—	1.77%
	Highest contract charges 1.70% Class IB	$27.09	—	—	—	0.56%
	All contract chargess	—	1,023	$29,037	0.15%	—

(a)	Units were made available on June 5, 2020.
(b)	Units were made available on June 12, 2020.
(c)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(d)	Units were made available on June 18, 2021.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-57